CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Interest and Dividend Income
Loans, including fees	$ 37,145,915		$ 36,383,142
Taxable interest and dividends on investment securities	3,132,540		3,559,903
Interest on deposits with banks	14,426		16,349
Total Interest and Dividend Income	40,292,881		39,959,394
Interest Expenses
Deposits	8,396,342		10,718,170
Short-term borrowings	50,774		49,223
Long-term debt	2,157,122		2,353,649
Total Interest Expenses	10,604,238		13,121,042
Net Interest Income	29,688,643		26,838,352
Net Interest Income After Provision For Loan Losses	2,528,681		4,087,151
Net interest income after provision	27,159,962		22,751,201
Noninterest Income
Loan appraisal, credit, and miscellaneous charges	968,097		789,883
Gain on sale of asset	0		22,500
Net gains on sale of OREO	88,351		454,339
Net losses on sale of investment securities	(3,736)		0
Income from bank owned life insurance	632,496		650,393
Service charges	2,096,118		1,988,947
Gain on sale of loans held for sale	628,701		286,978
Total Noninterest Income	4,410,027		4,193,040
Noninterest Expense
Salary and employee benefits	13,486,424		11,082,386
Occupancy expense	1,894,421		1,833,466
Advertising	542,254		491,789
Data processing expense	1,550,956		1,305,601
Professional fees	1,009,740		997,114
Depreciation of furniture, fixtures, and equipment	680,301		435,551
Telephone communications	184,057		174,748
Office supplies	256,634		184,820
FDIC Insurance	1,256,889		1,428,949
Valuation allowance on OREO	674,205		1,963,227
Other	2,267,969		2,351,551
Total Noninterest Expenses	23,803,850		22,249,202
Income before income taxes	7,766,139		4,695,039
Income tax expense	2,776,225		1,533,575
Net Income	4,989,914		3,161,464
Preferred stock dividends	200,000		672,488
Net Income Available to Common Shareholders	4,789,914		2,488,976
Net Income	4,989,914		3,161,464
Net unrealized holding losses arising during period, net of tax	(150,415)		(121,589)
Comprehensive Income	$ 4,839,499		$ 3,039,875
Earnings Per Common Share
Basic (in dollars per share)	$ 1.57	[1]	$ 0.83	[1]
Diluted (in dollars per share)	$ 1.57	[1]	$ 0.82	[1]
Cash dividends paid per common share	$ 0.40		$ 0.40

[1]	Earnings per share are based upon quarterly results and may not be additive to the annual earnings per share amounts.